PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

21.   PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, including improvements, are stated at cost. Property, plant and equipment with a useful life of more than one year is capitalized at historical cost and depreciated on a straight-line basis over its expected useful life, as follows:

Network and base station equipment:
Network infrastructure	3-44 years
Other	3-20 years
Land and buildings:
Buildings	7-150 years
Leasehold improvements	the term of the lease
Office equipment, vehicles and other:
Office equipment	2-7 years
Vehicles	2-10 years
Other	2-25 years

The estimated useful lives and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

The gain or loss arising on the disposal of an item of property, plant and equipment is determined as the difference between any sale proceeds and the carrying amount of the asset and is recognised in the consolidated statement of profit or loss.

Construction in progress and equipment held for installation is not depreciated until the constructed or installed asset is ready for its intended use. Maintenance and repair costs are expensed as incurred, while upgrades and improvements are capitalized.

Borrowing costs–Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset during the construction phase that necessarily takes a substantial period of time are capitalized as part of property, plant and equipment until the asset is substantially ready for its intended use. The Group considers a construction period of more than six months to be substantial.

Balances of cost, accumulated depreciation, net book value as of December 31, 2020 and 2019 and movements of property, plant and equipment for the year ended December 31, 2020, 2019 and 2018 were as follows:

				Construction
				in progress
			Office	and
	Network and		equipment,	equipment
	base station	Land and	vehicles and	for
	equipment	buildings	other	installation	Total
Cost
January 1, 2018	566,358	25,024	47,830	19,494	658,706
Additions	2,777	4,887	777	63,047	71,488
Transferred into use	48,780	1,807	5,939	(56,526)	—
Arising on business combinations	123	3,912	1,323	18	5,376
Transfer to assets held for sale	(752)	(1,656)	(36)	—	(2,444)
Disposal	(25,963)	(322)	(2,712)	26	(28,971)
Transfer of financial leasing	(10,124)	—	(110)	—	(10,234)
Other	(1,043)	(536)	(319)	—	(1,898)
Foreign exchange differences	12,977	718	1,595	162	15,452
December 31,2018	593,133	33,834	54,287	26,221	707,475
Additions	4,162	39	1,117	64,398	69,716
Transferred into use	51,130	1,803	12,919	(65,852)	—
Arising on business combinations	484	32	177	4	697
Transfer to assets held for sale	(1,573)	555	—	—	(1,018)
Disposal	(26,870)	(428)	(3,091)	(186)	(30,575)
Disposal of VF Ukraine (Note 12)	(62,196)	(2,128)	(6,966)	(2,060)	(73,350)
Other	730	1,042	(1,125)	80	727
Foreign exchange differences	1,889	(188)	55	55	1,811
December 31,2019	560,889	34,561	57,373	22,660	675,483
Additions	(173)	434	729	74,032	75,022
Transferred into use	53,005	1,317	12,286	(66,608)	—
Arising on business combinations	578	4	6	—	588
Disposal of NVISION GROUP (Note 12)	—	—	(314)	(18)	(332)
Transfer to assets held for sale	(2,890)	(475)	(34)	(3)	(3,402)
Disposal	(38,293)	(447)	(4,405)	(255)	(43,400)
Other	(4)	675	30	35	736
Foreign exchange differences	2,286	495	520	74	3,375
December 31,2020	575,398	36,564	66,191	29,917	708,070
Accumulated amortisation and impairment
January 1, 2018	(348,759)	(9,421)	(36,699)	(764)	(395,643)
Charge for the year	(50,056)	(941)	(4,126)	—	(55,123)
Arising on business combinations	(13)	(368)	(922)	—	(1,303)
Impairment	—	361	151	—	512
Transfer to assets held for sale	223	455	37	—	715
Disposal	25,116	175	2,464	—	27,755
Transfer of financial leasing	2,070	—	41	—	2,111
Other	553	22	309	—	884
Foreign exchange differences	(9,148)	(500)	(1,292)	—	(10,940)
December 31, 2018	(380,014)	(10,217)	(40,037)	(764)	(431,032)
Charge for the year	(47,905)	(1,148)	(5,064)	—	(54,117)
Arising on business combinations	(290)	(5)	(104)	—	(399)
Impairment	—	—	—	—	—
Transfer to assets held for sale	762	(76)	(1)	—	685
Disposal	26,163	256	2,709	—	29,128
Disposal of VF Ukraine (Note 12)	40,717	1,056	5,540	—	47,313
Other	(962)	(616)	628	—	(950)
Foreign exchange differences	(767)	174	(39)	—	(632)
December 31, 2019	(362,296)	(10,576)	(36,368)	(764)	(410,004)
Charge for the year	(43,220)	(1,153)	(5,696)	—	(50,069)
Disposal of NVISION GROUP (Note 12)	—	—	236	—	236
Transfer to assets held for sale	1,899	146	(7)	—	2,038
Disposal	33,058	343	4,165	—	37,566
Other	(5)	(133)	(34)	—	(172)
Foreign exchange differences	(1,968)	(397)	(496)	—	(2,861)
December 31, 2020	(372,532)	(11,770)	(38,200)	(764)	(423,266)
Net book value
December 31, 2019	198,593	23,985	21,005	21,896	265,479
December 31, 2020	202,866	24,794	27,991	29,153	284,804

The amount of the compensation from third parties for items of property, plant and equipment that were accidentally damaged during construction in Moscow for the years ended December 31, 2020, 2019 and 2018 totaled RUB 1,510 million, RUB 2,034 million and RUB 1,304 million, respectively. This was included in the accompanying consolidated statements of profit or loss as component of other operating income.